Partners' Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jan. 23, 2017 shares	Jul. 20, 2015 USD ($) $ / shares shares	Oct. 23, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Related Party Transaction
Common unitholders - units issued | shares				35,490,000	35,490,000
Common unitholders - units outstanding | shares				35,490,000	35,490,000
General Partner unitholders - units issued | shares				35,526	35,526
General Partner unitholders - units outstanding | shares				35,526	35,526
Total distributions paid to all classes of unitholders | $				$ 48,422	$ 66,857	$ 66,856
Series A Preferred
Related Party Transaction
Units issued | shares				3,000,000	3,000,000
Units outstanding | shares				3,000,000	3,000,000
Issuance of preferred units in public offering | shares		3,000,000
Preferred stock liquidation preference		$ 25
Proceeds from issuance of preferred units, net of offering costs | $		$ 72,300
Offering costs | $		300
Underwriting discounts and commissions | $		$ 2,400
Fixed payment rate per annum				9.00%
Series B Preferred
Related Party Transaction
Units issued | shares				2,200,000	0
Units outstanding | shares				2,200,000	0
Issuance of preferred units in public offering | shares			2,200,000	2,200,000
Preferred stock liquidation preference			$ 25
Proceeds from issuance of preferred units, net of offering costs | $			$ 53,000
Underwriting discounts and commissions | $			$ 2,000
Fixed payment rate per annum				8.75%
After subordination period
Related Party Transaction
Distribution payment terms				First, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until the distributed amount in respect of each common unit equals the minimum quarterly distribution; and second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.
From and including November 22, 2023 | Series B Preferred
Related Party Transaction
Preferred stock dividend payment rate description				3-month LIBOR plus a spread of 5.593%
Floating rate per annum				5.593%
Any time on or after August 12, 2020 | Series A Preferred
Related Party Transaction
Redemption price per share				$ 25
Any time on or after November 22, 2023 | Series B Preferred
Related Party Transaction
Redemption price per share				$ 25
Distribution 4 - FY 2017
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date				Jan. 01, 2018
Distributions paid, Per unit				$ 0.4225
Annual distributions paid, Per unit				$ 1.69
Total distributions paid to all classes of unitholders | $				$ 15,000
Distributions per unit declared - distribution date				Jan. 18, 2018
Distributions per unit declared - record date				Jan. 11, 2018
Distribution 1 - FY 2018
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date				Apr. 12, 2018
Distributions paid, Per unit				$ 0.25
Annual distributions paid, Per unit				$ 1
Total distributions paid to all classes of unitholders | $				$ 8,900
Distributions per unit declared - distribution date				May 03, 2018
Distributions per unit declared - record date				Apr. 26, 2018
Distribution 2 - FY 2018
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date				Jul. 02, 2018
Distributions paid, Per unit				$ 0.25
Total distributions paid to all classes of unitholders | $				$ 8,900
Distributions per unit declared - distribution date				Jul. 19, 2018
Distributions per unit declared - record date				Jul. 12, 2018
Distribution 3 - FY 2018
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date				Oct. 09, 2018
Distributions paid, Per unit				$ 0.25
Annual distributions paid, Per unit				$ 1
Total distributions paid to all classes of unitholders | $				$ 8,900
Distributions per unit declared - distribution date				Oct. 26, 2018
Distributions per unit declared - record date				Oct. 19, 2018
General Partner
Related Party Transaction
General Partner Distributions | $				$ 59	$ 129	$ 127
Series A Preferred | Distribution from November 12, 2017 to February 11, 2018
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date				Jan. 19, 2018
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				Feb. 12, 2018
Distributions per unit declared - record date				Feb. 05, 2018
Series A Preferred | Distribution from February 12, 2018 to May 11, 2018
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date				Apr. 19, 2018
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				May 14, 2018
Distributions per unit declared - record date				May 05, 2018
Series A Preferred | Distribution from May 12, 2018 to August 11, 2018
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date				Jul. 19, 2018
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				Aug. 13, 2018
Distributions per unit declared - record date				Aug. 05, 2018
Series A Preferred | Distribution from August 12, 2018 to November 11, 2018
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date				Oct. 19, 2018
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				Nov. 12, 2018
Distributions per unit declared - record date				Nov. 05, 2018
Sponsor
Related Party Transaction
Common unitholders - units outstanding | shares				15,595,000
Partners' subordinated units converted | shares	14,985,000
Subordinated units converted to Common, Conversion Basis				one-for-one basis
Subordinated units converted to Common, Conversion Ratio	1